STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued	139,027,625	136,953,904	136,953,904	136,953,904
Common stock, outstanding	139,027,625	136,953,904	136,953,904	136,953,904
Stock-based compensation related to the stock options	$ 140,670	$ 256,187
Series A Preferred Stock
Preferred stock, authorized	1,000,000	1,000,000		1,000,000
Preferred stock, issued	1,000,000	1,000,000		1,000,000
Preferred stock, outstanding	1,000,000	1,000,000		1,000,000
Series B Preferred Stock
Preferred stock, authorized	3,000,000	3,000,000		3,000,000
Preferred stock, issued	2,588,693	2,588,693		2,588,693
Preferred stock, outstanding	2,588,693	2,588,693		2,588,693
Series C Preferred Stock
Preferred stock, authorized	3,000,000	3,000,000		3,000,000
Preferred stock, issued	0	0		0
Preferred stock, outstanding	0	0		0